COMBINED FINANCIAL INFORMATION - Income Statement (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
COMBINED FINANCIAL INFORMATION - Income Statement
Revenue	$ 569,139	$ 521,250
General and administrative expenses	38,909	41,440
Interest expense and other financing costs	89,898	78,717
Fair value (gains) losses on investment properties, net	(53,037)	172,676
Fair value (gains) losses on financial instruments, net	(5,166)	17,296
Gain on sale of investment properties	0	1,505
Income before income taxes	392,756	129,007
Income tax expense (recovery)	30,874	(9,489)
Net income	361,882	138,496
Less net income attributable to non-controlling interests	1,273	1,834
Net income attributable to stapled unitholders	360,609	136,662
Additions to income-producing properties	(47,742)	(59,825)
Additions to development properties	$ (3,332)	$ (71,132)